Significant Accounting Policies, Advertising (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advertising Expense [Abstract]
Advertising costs	$ 143	$ 24	$ 37